Interest, Net (Components Of Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Interest Income (Expense), Net [Abstract]
Interest expense	$ 134.0	$ 126.2	$ 102.7
Imputed interest on capital leases	3.5	3.6	3.7
Capitalized interest	(2.6)	(2.9)	(3.4)
Interest income	(0.6)	(0.9)	(0.9)
Interest, net	$ 134.3	$ 126.0	$ 102.1